Long-term and Short-term Debt (Credit Facilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Collateral financing arrangements	$ 4,196	$ 4,196
General Credit Facility Two [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3,000
General Credit Facility Three [Member]
Debt Instrument [Line Items]
Expiration	May 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	4,000
Letters of Credit Issued	684
Collateral financing arrangements	0
Unused Commitments	3,316
Fees associated with credit facilities	$ 6